Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long Term Investments

Long-term investments consisted of the following:

	As of December 31,
	2024	2025
Equity-method investments:
Investment in CCH Tasty Sdn. Bhd.	$89,896	$1,653
Investment in CCH KCH Sdn. Bhd.	79,018	71,157
Investment in CCH (Sabah) Sdn. Bhd.	17,408	-
Total long-term investments	$186,322	$72,810

Schedule of Changes in Group Long Term Investments

The following table sets forth the changes in the Group’s long-term investments:

Amount
Balance at December 31, 2022	$59,260
Investments made	87,851
Share of income from equity method investments	28,747
Exchange difference	(3,282)
Balance at December 31, 2023	172,576
Investments made	-
Share of income from equity method investments	8,873
Exchange difference	4,873
Balance at December 31, 2024	$186,322
Share of income from equity method investments	(125,546)
Exchange difference	12,034
Balance at December 31, 2025	$72,810